RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of related party transactions [Abstract]
Disclosure of related party [text block]
NOTE 27. RELATED PARTY TRANSACTIONS

Framework under IFRS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control of, or significant influence over, an investee presented in accordance with IFRS 10.

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

•	Stockholders with ownership interest higher than 20% of the Bank’s capital:
–	Grupo de Inversiones Suramericana S.A.
–	Fondo Bancolombia ADR Program.

•
Members of Board of Directors and Senior Management, understood as the president and corporate Vice-presidents, as well as their close relatives and the companies in which they have a participation of 50% or more.

•
Associates and joint ventures for which the Bank provides commercial banking services and deposits. For these purposes all companies that have been included companies in which the Bank has significant influence (in all cases, the Bank has between 20% and 50% share of capital).

In addition, and in accordance with External Circular 067 of 2001 issued by the Financial Superintendence of Colombia, the Bank should disclose as transactions with related parties, the transactions with shareholders that have interest equal or higher than 10% of the Bank’s capital.

The Parent Company provides banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described above, these transactions are conducted on similar terms to third-party transactions and are not individually material.

Between the Parent Company and its related parties, during the periods ending at December 31, 2017, 2016 and 2015, there were no:

–	Loans that for its contractual terms do not represent a lending transaction.
–	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
–	No guarantees, pledges or commitments have been given or received in respect of the aforementioned transactions.

As of December 31, 2017

	Stockholders with an interest equal or higher than 10% of the Bank’s capital	Directors and senior management	Associates and joint venture
In millions of COP

Assets
Investments	-	-	1,855,511
Loans and advances to customers and financial entities, net	423,706	17,342	124,592
Assets held for sale and inventories	-	-	18,413	(1)
Other assets	-	2	127,022	(2)
Total assets	423,706	17,344	2,125,538

Liabilities
Deposits	363,335	4,363	163,932
Other liabilities	-	3	92
Total liabilities	363,335	4,366	164,024

Income
Interest and other operating income	6,989	419	11,224
Dividends	-	-	48,403
Others	-	-	51,613
Net income	6,989	419	111,240

Expenses
Interests and other operating expenses	5,603	269	20,139
Fees	-	1,109	19
Others	-	53	29,431
Total expenses	5,603	1,431	49,589

(1)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
(2)	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana.

As of December 31, 2016

	Stockholders with an interest equal or higher than 10% of the Bank’s capital	Directors and senior management	Associates and joint venture (1)
In millions of COP

Assets
Investments	-	-	1,688,543
Loans and advances to customers and financial entities, net	246,245	15,709	36,262
Other assets	-	389	64,078
Total assets	246,245	16,098	1,788,883

Liabilities
Deposits	145,266	3,750	230,176
Other liabilities	-	-	31,941
Total Liabilities	145,266	3,750	262,117

Income
Interest and other operating income	8,951	931	6,089
Dividends	-	-	49,627
Others	-	-	51,586
Net income	8,951	931	107,302

Expenses
Interests and other operating expenses	430	767	13,912
Fees	-	1,001	5
Others	-	-	37,370
Total expenses	430	1,768	51,287

(1)
This ítem includes operations held between Bancolombia S.A. and Compañía de Financiamiento Tuya S.A. since November 1, 2016 when the Bank lost control of Tuya S.A. Furthermore, the item includes operations held between Bancolombia S.A. and Sociedad Servicios de Aceptación S.A.S. since June, 2016, when that company was set up.

As of December 31, 2015

	Stockholders with an interest equal or higher than 10% of the Bank’s capital	Directors and senior management	Associates and joint venture
In millions of COP

Income
Interest and other operating income	-	1,389	22,588
Dividends	-	-	45,736
Others	-	-	14
Net income	-	1,389	68,338

Expenses
Interests and other operating expenses	16	23	4,879
Fees	-	792	-
Others	-	-	1,006
Total expenses	16	815	5,885

During the years ending December 31, 2017, 2016 and 2015, the Bank paid fees to the directors COP 1,109, COP 1,001 and COP 792, respectively, as compensation for attending meetings of Board and Support Committee. The Payments to senior management in the same periods were COP 14,320, COP 12,956 and COP 55,175, respectively, for short-term benefits, COP 922, COP 589 and COP 191 for long-term benefits and in 2017 and 2016, other payments for post-employment benefits were COP 460 and COP 13,994, respectively. In 2015 the Bank did not pay post-employment benefits.

The Parent company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation Note 2.C and the Parent company meet the definition of related party transactions, and were eliminated from the consolidated financial statements.

Financial Conglomerate Operations

In 2017, the Financial Conglomerates Law - Law 870 of September 21, was issued in Colombia, this law defines the scope of the supervision and regulation of financial conglomerates in Colombia. In accordance with the law, the conformation of financial conglomerates includes entities under share control and entities under subordination due to significant influence of a financial holding company, a modality that is materialized when the shareholding structure of the entity substracts the rights to vote of certain shareholders.

As a consequence of the definition of subordination under significant influence, the Bank, despite not having the status of subordinate, nor being under the share control of Grupo de Inversiones Suramericana (Grupo Sura), will be part of the financial conglomerate that has Grupo Sura as a financial holding.

This definition of Financial Conglomerate under the terms of Law 870, has no effects on tax, accounting, labor or other provisions. Therefore, the definition of control included in the Colombian law (Law 222 of 1995) and the framework of IFRS 10 for purposes of its application in Colombia, were not modified.

Due to the fact that the Bank belongs to the conglomerate and as a complement to the disclosures established by NIC 24, Bancolombia includes, as it follows, the operations carried out in 2017 on the related party chart of the Grupo Sura conglomerate.

December 31, 2017
In millons of COP

Assets
Investments	376,171
Loans and advances to customers and financial entities, net	191,278
Other assets	8
Total assets	567,457

Liabilities
Deposits	1,015,523
Other liabilities	1,882
Total liabilities	1,017,405

Income
Interest and other operating income	488,190
Dividends	15,021
Net income	503,211

Expenses
Interests and other operating expenses	32,568
Fees	4
Others	4,788
Total expenses	37,360

In 2016, through public deed number 1,124, a merger between the Parent Company (absorbing entity) and Leasing Bancolombia S.A. (absorbed entity) was completed, with the objective of taking advantage of synergies and complementarities between the two entities, seeking greater efficiencies and delivering a better value proposition to clients. As a result of the merger, Bancolombia became the holder of all the rights and obligations of Leasing Bancolombia and continues to offer its clients the portfolio of leasing products and services.

As a result of the merger, on September 30, 2016, the Parent company recognized in its statement of financial position the assets and liabilities at their carrying value in Leasing Bancolombia’s financial statements, including the portfolio loans and financial leasing contracts amounting to COP 15,186,102, cash and cash equivalents amounting to COP 295,852 and other assets amounting to COP 1,097,058. On the other hand, the Parent company assumed liabilities in deposits from customers amounting to COP 8,944,845, debt securities in issued amounting to COP 2,387,940 and other liabilities amounting to COP 3,117,115.